RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of loan receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Beginning balance	$ 167,438	$ 140,000
Loan receivable		35,000
Principal Payments	(167,438)	(7,562)	$ 0
Ending balance	0	167,438	$ 140,000
Current portion	0	47,830
Non-current portion	$ 0	$ 119,608